UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1.

Reports to Stockholders

Fidelity® International Credit Central Fund

Semi-Annual Report

June 30, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of June 30, 2020
United Kingdom	24.3%
United States of America	16.1%
Netherlands	10.8%
France	7.5%
Luxembourg	7.3%
Switzerland	6.4%
Germany	4.9%
Denmark	4.5%
Ireland	4.3%
Other	13.9%

Percentages are based on country or territory of incorporation and include the effect of futures contracts, options and swaps, as applicable. Foreign currency contracts and other assets and liabilities are included within United States of America, as applicable.

Quality Diversification (% of fund's net assets)

As of June 30, 2020
U.S. Government and U.S. Government Agency Obligations	0.3%
AA	1.8%
A	4.8%
BBB	52.4%
BB and Below	21.9%
Not Rated	10.5%
Short-Term Investments and Net Other Assets	8.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2020 *,**
Corporate Bonds	59.0%
Government Obligations	2.6%
Preferred Securities	30.1%
Short-Term Investments and Net Other Assets (Liabilities)	8.3%

 * Futures and Swaps - 22.3%

 ** Foreign Currency Contracts - (57.5)%

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 59.0%
		Principal Amount(a)	Value
Argentina - 0.5%
YPF SA 8.5% 3/23/21 (Reg. S)		$2,815,000	$2,378,675
Bailiwick of Jersey - 1.0%
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	3,235,000	4,507,457
Denmark - 4.1%
Danske Bank A/S:
1.375% 5/24/22 (Reg. S)	EUR	750,000	851,767
2.25% 1/14/28 (Reg. S) (b)	GBP	1,945,000	2,421,618
5% 1/12/22 (c)		4,220,000	4,437,899
5.375% 1/12/24 (Reg. S)		1,930,000	2,147,747
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (b)	EUR	7,230,000	8,206,165
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	697,000	784,990

TOTAL DENMARK			18,850,186

Estonia - 0.1%
Luminor Bank A/S Estonia 1.375% 10/21/22 (Reg. S)	EUR	440,000	486,071
France - 5.7%
BNP Paribas SA 2.219% 6/9/26 (b)(c)		3,374,000	3,447,019
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,100,000	1,197,586
Eiffage SA 1.625% 1/14/27 (Reg. S)	EUR	1,300,000	1,459,311
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	2,800,000	3,112,373
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	2,600,000	2,694,715
2.125% 10/16/26 (Reg. S)	EUR	4,800,000	4,890,871
2.75% 4/13/23 (Reg. S)	EUR	6,200,000	6,827,682
RCI Banque SA 1.125% 1/15/27 (Reg. S)	EUR	2,150,000	2,266,569

TOTAL FRANCE			25,896,126

Germany - 3.5%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,215,000	2,252,141
Bayer AG 2.375% 4/2/75 (Reg. S) (b)	EUR	7,140,000	7,941,251
Bertelsmann SE & Co. KGaA 3% 4/23/75 (Reg. S) (b)	EUR	2,100,000	2,318,033
Deutsche Bank AG:
1.375% 6/10/26 (Reg. S) (b)	EUR	480,000	547,266
1.625% 1/20/27 (Reg. S)	EUR	2,100,000	2,331,585
Symrise AG 1.375% 7/1/27	EUR	646,000	730,905

TOTAL GERMANY			16,121,181

Greece - 0.2%
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (b)	EUR	750,000	704,843
Ireland - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 6.5% 7/15/25		1,100,000	1,152,395
AIB Group PLC 1.875% 11/19/29 (Reg. S) (b)	EUR	2,135,000	2,273,222
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (b)	EUR	3,135,000	3,396,910
3.125% 9/19/27 (Reg. S) (b)	GBP	3,675,000	4,504,913
Cloverie PLC 4.5% 9/11/44 (Reg. S) (b)		6,507,000	6,685,943

TOTAL IRELAND			18,013,383

Italy - 1.9%
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (b)	EUR	4,305,000	4,367,994
6.572% 1/14/22 (c)		4,240,000	4,479,965

TOTAL ITALY			8,847,959

Luxembourg - 4.1%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,534,000	2,975,944
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	610,000	692,341
1.75% 3/12/29 (Reg. S)	EUR	2,800,000	3,105,351
2% 2/15/24 (Reg. S)	EUR	1,985,000	2,293,108
Eurofins Scientific SA 3.75% 7/17/26 (Reg. S)	EUR	1,950,000	2,299,691
Logicor Financing SARL 1.625% 7/15/27 (Reg. S)	EUR	5,045,000	5,694,720
Millicom International Cellular SA 6.625% 10/15/26 (c)		295,000	313,211
Prologis International Funding II SA 1.625% 6/17/32 (Reg. S)	EUR	985,000	1,152,861

TOTAL LUXEMBOURG			18,527,227

Mexico - 1.9%
CEMEX S.A.B. de CV 3.125% 3/19/26 (Reg. S)	EUR	465,000	474,266
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		690,000	741,103
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	159,000	165,685
3.625% 11/24/25 (Reg. S)	EUR	670,000	667,591
3.75% 2/21/24 (Reg. S)	EUR	6,555,000	6,779,982

TOTAL MEXICO			8,828,627

Netherlands - 3.6%
ABN AMRO Bank NV 4.4% 3/27/28 (Reg. S) (b)		6,600,000	6,855,878
Demeter Investments BV 5.75% 8/15/50 (Reg. S) (b)		3,025,000	3,287,268
Deutsche Annington Finance BV 5% 10/2/23 (c)		950,000	1,018,561
Petrobras Global Finance BV 5.093% 1/15/30 (c)		753,000	749,988
Philips Lighting NV 2.375% 5/11/27 (Reg. S)	EUR	995,000	1,143,853
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	2,340,000	2,260,931
Teva Pharmaceutical Finance Netherlands III BV 1.25% 3/31/23 (Reg. S)	EUR	1,200,000	1,250,455

TOTAL NETHERLANDS			16,566,934

Portugal - 0.7%
Energias de Portugal SA 1.7% 7/20/80 (Reg. S) (b)	EUR	2,800,000	2,941,323
Sweden - 1.2%
Heimstaden Bostad AB 1.125% 1/21/26	EUR	1,850,000	2,021,463
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	3,235,000	3,598,148

TOTAL SWEDEN			5,619,611

Switzerland - 4.1%
Credit Suisse Group AG:
4.194% 4/1/31 (b)(c)		2,000,000	2,280,516
5.75% 9/18/25 (Reg. S) (b)	EUR	3,900,000	4,403,558
6.5% 8/8/23 (Reg. S)		6,200,000	6,759,612
UBS AG 4.75% 2/12/26 (Reg. S) (b)	EUR	4,814,000	5,501,458

TOTAL SWITZERLAND			18,945,144

Turkey - 0.3%
Turkiye Garanti Bankasi A/S 6.25% 4/20/21 (Reg. S)		1,445,000	1,465,953
United Kingdom - 15.6%
Barclays PLC:
2% 2/7/28 (Reg. S) (b)	EUR	850,000	935,341
2.625% 11/11/25 (Reg. S) (b)	EUR	2,350,000	2,636,529
3.932% 5/7/25 (b)		8,472,000	9,152,882
BAT International Finance PLC 3.95% 6/15/25 (c)		5,700,000	6,283,677
CYBG PLC 3.125% 6/22/25 (Reg. S) (b)	GBP	1,500,000	1,820,847
Direct Line Insurance Group PLC 4% 6/5/32 (Reg. S)	GBP	910,000	1,158,256
Imperial Tobacco Finance PLC 3.5% 7/26/26 (c)		15,082,000	16,122,393
John Lewis PLC 6.125% 1/21/25	GBP	4,431,000	5,661,842
Marks & Spencer PLC 3.25% 7/10/27 (Reg. S) (d)	GBP	3,690,000	4,469,631
Nationwide Building Society 3.622% 4/26/23 (b)(c)		4,404,000	4,576,081
Pearson Funding Five PLC 3.75% 6/4/30 (Reg. S)	GBP	875,000	1,145,271
Pension Insurance Corp. PLC 4.625% 5/7/31 (Reg. S)	GBP	885,000	1,139,810
Rolls-Royce PLC:
3.375% 6/18/26	GBP	3,820,000	4,478,908
3.625% 10/14/25 (c)		2,345,000	2,261,307
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)		2,179,000	2,287,271
3.622% 8/14/30 (Reg. S) (b)	GBP	650,000	824,516
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	1,220,000	1,604,911
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	111,000	135,047
4.5% 9/7/23 (Reg. S)	GBP	1,050,000	1,287,004
Tullow Oil PLC 6.25% 4/15/22 (Reg. S)		1,535,000	1,128,785
Vodafone Group PLC 6.25% 10/3/78 (Reg. S) (b)		2,055,000	2,202,385

TOTAL UNITED KINGDOM			71,312,694

United States of America - 6.6%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (c)		3,050,000	3,501,734
Citigroup, Inc. 4.3% 11/20/26		2,010,000	2,281,386
DCP Midstream LLC 4.75% 9/30/21 (c)		100,000	101,804
Ford Motor Credit Co. LLC:
3.087% 1/9/23		4,695,000	4,463,161
4.535% 3/6/25	GBP	550,000	643,000
5.584% 3/18/24		4,905,000	4,952,579
Goldman Sachs Group, Inc. 4.25% 10/21/25		4,057,000	4,572,154
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	3,010,000	3,404,665
Morgan Stanley:
3.95% 4/23/27		2,433,000	2,738,445
4.35% 9/8/26		625,000	720,716
Reynolds American, Inc. 4.45% 6/12/25		626,000	705,249
Time Warner Cable, Inc. 4.5% 9/15/42		2,080,000	2,233,881

TOTAL UNITED STATES OF AMERICA			30,318,774

TOTAL NONCONVERTIBLE BONDS
(Cost $274,169,540)			270,332,168

U.S. Government and Government Agency Obligations - 0.3%
U.S. Treasury Obligations - 0.3%
U.S. Treasury Bonds:
2.5% 2/15/45 (e)		$59,000	$72,752
3% 5/15/47 (e)		297,000	404,616
U.S. Treasury Notes:
2.125% 5/15/25 (e)		695,000	756,736
2.625% 2/15/29 (e)		220,000	257,778
			1,491,882
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,253,656)			1,491,882

Foreign Government and Government Agency Obligations - 2.3%
Indonesia - 0.5%
Indonesian Republic 2.625% 6/14/23	EUR	$2,000,000	$2,328,454
United Kingdom - 1.8%
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37 (Reg. S) (e)	GBP	3,135,000	4,646,544
1.75% 1/22/49(Reg. S) (e)(f)	GBP	1,945,000	3,114,854
3.25% 1/22/44	GBP	200,000	388,079

TOTAL UNITED KINGDOM			8,149,477

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,907,905)			10,477,931

Preferred Securities - 30.1%
Australia - 1.3%
QBE Insurance Group Ltd.:
5.25% (Reg. S) (b)(g)		2,430,000	2,371,891
5.875% (b)(c)(g)		3,305,000	3,438,794

TOTAL AUSTRALIA			5,810,685

Canada - 0.6%
Bank of Nova Scotia:
4.65% (b)(g)		1,415,000	1,348,702
4.9% (b)(g)		1,380,000	1,382,374

TOTAL CANADA			2,731,076

Denmark - 0.4%
Danske Bank A/S 5.875% (Reg. S) (b)(g)	EUR	830,000	951,551
ORSTED A/S 1.75% (Reg. S) (b)(g)	EUR	900,000	1,003,229

TOTAL DENMARK			1,954,780

France - 1.8%
BNP Paribas SA 6.125% (b)(g)	EUR	1,350,000	1,554,435
Danone SA 1.75% (Reg. S) (b)(g)	EUR	1,800,000	2,006,208
EDF SA 5.25% (Reg. S) (b)(g)		4,420,000	4,606,575

TOTAL FRANCE			8,167,218

Germany - 2.3%
Bayer AG 2.375% 11/12/79 (Reg. S) (b)	EUR	9,500,000	10,387,682
Ireland - 0.4%
AIB Group PLC:
5.25% (Reg. S) (b)(g)	EUR	1,150,000	1,231,320
6.25% (Reg. S) (b)(g)	EUR	620,000	693,286

TOTAL IRELAND			1,924,606

Italy - 0.6%
Assicurazioni Generali SpA 6.416% (b)(g)	GBP	2,050,000	2,737,889
Luxembourg - 3.2%
CPI Property Group SA 4.375% (Reg. S) (b)(g)	EUR	1,870,000	2,102,768
Eurofins Scientific SA 2.875% (Reg. S) (b)(g)	EUR	6,200,000	6,918,037
TLG Finance SARL 3.375% (Reg. S) (b)(g)	EUR	5,300,000	5,732,213

TOTAL LUXEMBOURG			14,753,018

Netherlands - 7.2%
AerCap Holdings NV 5.875% 10/10/79 (b)		2,900,000	2,096,308
Deutsche Annington Finance BV 4% (Reg. S) (b)(g)	EUR	2,000,000	2,348,293
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)(h)	EUR	2,735,000	3,268,151
Telefonica Europe BV:
2.502% (Reg. S) (b)(g)	EUR	1,800,000	1,917,891
2.625% (Reg. S) (b)(g)	EUR	4,200,000	4,588,800
Volkswagen International Finance NV:
2.5%(Reg. S) (b)(g)	EUR	2,745,000	3,041,212
2.7%(Reg. S) (b)(g)	EUR	12,400,000	13,821,788
3.75% (b)(g)	EUR	1,650,000	1,881,848

TOTAL NETHERLANDS			32,964,291

Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (b)(g)	EUR	2,000,000	2,182,286
Sweden - 2.6%
Heimstaden Bostad AB 3.248% (Reg. S) (b)(g)	EUR	6,410,000	6,946,726
Samhallsbyggnadsbolaget I Norden AB:
2.624% (Reg. S) (b)(g)	EUR	2,000,000	2,056,987
4.625% (Reg. S) (b)(g)	EUR	2,540,000	2,974,312

TOTAL SWEDEN			11,978,025

Switzerland - 2.3%
Credit Suisse Group AG 7.5% (Reg. S) (b)(g)		7,230,000	7,801,881
UBS AG 5.125% 5/15/24 (Reg. S)		2,110,000	2,299,048
UBS Group AG 7% (Reg. S) (b)(g)		500,000	562,194

TOTAL SWITZERLAND			10,663,123

United Kingdom - 6.9%
Aviva PLC 6.125% (b)(g)	GBP	8,350,000	11,506,399
Barclays Bank PLC 7.625% 11/21/22		8,460,000	9,283,093
Barclays PLC 7.125% (b)(g)	GBP	200,000	245,184
BP Capital Markets PLC 3.25% (Reg. S) (b)(g)	EUR	1,600,000	1,806,464
HSBC Holdings PLC 5.25% (b)(g)	EUR	1,827,000	2,068,744
Lloyds Banking Group PLC:
5.125% (b)(g)	GBP	2,230,000	2,519,728
7.625% (Reg. S) (b)(g)	GBP	905,000	1,142,922
Scottish & Southern Energy PLC 3.74% (Reg. S) (b)(g)(i)	GBP	2,480,000	3,082,187

TOTAL UNITED KINGDOM			31,654,721

TOTAL PREFERRED SECURITIES
(Cost $142,187,200)			137,909,400
		Shares	Value

Money Market Funds - 8.7%
Fidelity Cash Central Fund 0.12% (j)
(Cost $40,009,049)		40,001,049	40,009,049

Purchased Swaptions - 0.0%(k)
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 4.50% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 33 Index expiring June 2025, paying 5% quarterly.	7/15/20	EUR 13,500,000	$45,135
Option with an exercise rate of 4.50% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 33 Index expiring June 2025, paying 5% quarterly.	7/15/20	EUR 26,950,000	90,102

TOTAL PUT OPTIONS			135,237

TOTAL PURCHASED SWAPTIONS
(Cost $600,425)			135,237
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $468,127,775)			460,355,667
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(1,902,132)
NET ASSETS - 100%			$458,453,535

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	30	Sept. 2020	$3,080,366	$24,946	$24,946
Eurex Euro-Bund Contracts (Germany)	151	Sept. 2020	29,946,353	205,155	205,154
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	41	Sept. 2020	10,132,127	160,279	160,279
TME 10 Year Canadian Note Contracts (Canada)	146	Sept. 2020	16,542,222	(31,827)	(31,827)
TOTAL BOND INDEX CONTRACTS					358,552
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	13	Sept. 2020	2,870,766	280	280
CBOT 5-Year U.S. Treasury Note Contracts (United States)	64	Sept. 2020	8,047,500	20,769	20,769
CBOT Long Term U.S. Treasury Bond Contracts (United States)	104	Sept. 2020	18,570,500	(12,349)	(12,349)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	98	Sept. 2020	15,433,469	53,093	53,093
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	84	Sept. 2020	18,325,125	42,791	42,791
TOTAL TREASURY CONTRACTS					104,584

TOTAL PURCHASED					463,136

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	29	Sept. 2020	4,397,851	(2,256)	(2,256)
ICE Long Gilt Contracts (United Kingdom)	38	Sept. 2020	6,480,889	(26,422)	(26,422)
TOTAL SOLD					(28,678)
TOTAL FUTURES CONTRACTS					$434,458

The notional amount of futures purchased as a percentage of Net Assets is 26.8%

The notional amount of futures sold as a percentage of Net Assets is 2.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $78,743,381.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	463,000	USD	520,690	Goldman Sachs Bank USA	7/1/20	$(509)
USD	74,480	CAD	102,000	Brown Brothers Harriman & Co.	7/2/20	(652)
USD	42,004	GBP	34,000	Goldman Sachs Bank USA	7/2/20	(126)
CAD	211,000	USD	155,202	JPMorgan Chase Bank, N.A.	7/30/20	232
EUR	5,179,000	USD	5,834,661	Brown Brothers Harriman & Co.	7/30/20	(12,285)
USD	23,674,243	EUR	21,086,000	BNP Paribas	7/30/20	(31,228)
USD	517,332	EUR	461,000	Goldman Sachs Bank USA	7/30/20	(937)
USD	505,252	EUR	449,000	Goldman Sachs Bank USA	7/30/20	474
USD	1,837,538	EUR	1,634,000	Goldman Sachs Bank USA	7/30/20	549
USD	91,125,285	EUR	81,419,000	State Street Bank and Trust Co	7/30/20	(408,234)
USD	23,066,152	EUR	20,440,000	State Street Bank and Trust Co	7/30/20	86,932
USD	1,930,544	GBP	1,552,000	BNP Paribas	7/30/20	7,084
USD	16,060,248	GBP	12,940,000	Goldman Sachs Bank USA	7/30/20	23,154
USD	198,933	GBP	161,000	Goldman Sachs Bank USA	7/30/20	(602)
USD	44,622,182	GBP	36,098,000	JPMorgan Chase Bank, N.A.	7/30/20	(115,609)
USD	66,100,000	EUR	58,743,546	JPMorgan Chase Bank, N.A.	7/31/20	57,334
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(394,423)
					Unrealized Appreciation	175,759
					Unrealized Depreciation	(570,182)

For the period, the average contract value for forward foreign currency contracts was $249,574,694. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Akzo Nobel NV	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 5,250,000	$(171,416)	$138,932	$(32,484)
Gas Natural Capital Markets SA	Jun. 2022	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,800,000	(30,799)	14,995	(15,804)
Standard Chartered Bank	Jun. 2022	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 920,000	(10,122)	(6,033)	(16,155)
Volvo Treas AB	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 850,000	(17,768)	17,058	(710)

TOTAL CREDIT DEFAULT SWAPS						$(230,105)	$164,952	$(65,153)

For the period, the average monthly notional amount for swaps in the aggregate was $28,954,354.

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,012,949 or 11.6% of net assets.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,216,127.

 (f) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $269,055.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Non-income producing - Security is in default.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) For the period, the average monthly notional amount for purchased swaptions was $41,349,117.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,621
Total	$9,621

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$270,332,168	$--	$270,332,168	$--
U.S. Government and Government Agency Obligations	1,491,882	--	1,491,882	--
Foreign Government and Government Agency Obligations	10,477,931	--	10,477,931	--
Preferred Securities	137,909,400	--	137,909,400	--
Money Market Funds	40,009,049	40,009,049	--	--
Purchased Swaptions	135,237	--	135,237	--
Total Investments in Securities:	$460,355,667	$40,009,049	$420,346,618	$--
Derivative Instruments:
Assets
Futures Contracts	$507,312	$507,312	$--	$--
Forward Foreign Currency Contracts	175,759	--	175,759	--
Total Assets	$683,071	$507,312	$175,759	$--
Liabilities
Futures Contracts	$(72,854)	$(72,854)	$--	$--
Forward Foreign Currency Contracts	(570,182)	--	(570,182)	--
Swaps	(230,105)	--	(230,105)	--
Total Liabilities	$(873,141)	$(72,854)	$(800,287)	$--
Total Derivative Instruments:	$(190,070)	$434,458	$(624,528)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$135,237	$0
Swaps(b)	0	(230,105)
Total Credit Risk	135,237	(230,105)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	175,759	(570,182)
Total Foreign Exchange Risk	175,759	(570,182)
Interest Rate Risk
Futures Contracts(d)	507,312	(72,854)
Total Interest Rate Risk	507,312	(72,854)
Total Value of Derivatives	$818,308	$(873,141)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $428,118,726)	$420,346,618
Fidelity Central Funds (cost $40,009,049)	40,009,049
Total Investment in Securities (cost $468,127,775)		$460,355,667
Segregated cash with brokers for derivative instruments		723,354
Cash		361,173
Foreign currency held at value (cost $7,251,138)		7,253,195
Receivable for investments sold		649,041
Unrealized appreciation on forward foreign currency contracts		175,759
Receivable for fund shares sold		11,627
Interest receivable		3,868,159
Distributions receivable from Fidelity Central Funds		2,897
Other receivables		230
Total assets		473,401,102
Liabilities
Payable for investments purchased
Regular delivery	$10,525,285
Delayed delivery	3,071,800
Unrealized depreciation on forward foreign currency contracts	570,182
Payable for fund shares redeemed	272,443
Bi-lateral OTC swaps, at value	230,105
Payable for daily variation margin on futures contracts	267,529
Payable for daily variation margin on centrally cleared OTC swaps	2,104
Other payables and accrued expenses	8,119
Total liabilities		14,947,567
Net Assets		$458,453,535
Net Assets consist of:
Paid in capital		$448,735,580
Total accumulated earnings (loss)		9,717,955
Net Assets		$458,453,535
Net Asset Value, offering price and redemption price per share ($458,453,535 ÷ 4,456,263 shares)		$102.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2020 (Unaudited)
Investment Income
Dividends		$1,597,210
Interest		2,797,637
Income from Fidelity Central Funds		9,621
Income before foreign taxes withheld		4,404,468
Less foreign taxes withheld		(22,267)
Total income		4,382,201
Expenses
Custodian fees and expenses	$8,951
Independent directors' fees and expenses	513
Miscellaneous	3
Total expenses before reductions	9,467
Expense reductions	(224)
Total expenses after reductions		9,243
Net investment income (loss)		4,372,958
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,377,912
Fidelity Central Funds	(127)
Forward foreign currency contracts	3,719,844
Foreign currency transactions	293,017
Futures contracts	6,092,709
Swaps	1,061,620
Total net realized gain (loss)		13,544,975
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(14,205,771)
Forward foreign currency contracts	1,373,033
Assets and liabilities in foreign currencies	(160,762)
Futures contracts	1,300,206
Swaps	394,063
Total change in net unrealized appreciation (depreciation)		(11,299,231)
Net gain (loss)		2,245,744
Net increase (decrease) in net assets resulting from operations		$6,618,702

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,372,958	$6,459,579
Net realized gain (loss)	13,544,975	9,110,826
Change in net unrealized appreciation (depreciation)	(11,299,231)	11,691,327
Net increase (decrease) in net assets resulting from operations	6,618,702	27,261,732
Distributions to shareholders	(2,172,861)	(15,391,259)
Distributions to shareholders from tax return of capital	–	(556,424)
Total distributions	-2,172,861	(15,947,683)
Affiliated share transactions
Proceeds from sales of shares	163,100,463	125,621,460
Reinvestment of distributions	2,172,861	15,947,683
Cost of shares redeemed	(21,808,543)	(14,536,693)
Net increase (decrease) in net assets resulting from share transactions	143,464,781	127,032,450
Total increase (decrease) in net assets	147,910,622	138,346,499
Net Assets
Beginning of period	310,542,913	172,196,414
End of period	$458,453,535	$310,542,913
Other Information
Shares
Sold	1,584,786	1,236,870
Issued in reinvestment of distributions	22,695	157,869
Redeemed	(218,106)	(143,624)
Net increase (decrease)	1,389,375	1,251,115

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Credit Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$101.26	$94.83	$99.80	$100.00
Income from Investment Operations
Net investment income (loss)B	1.420	2.744	2.597	1.214
Net realized and unrealized gain (loss)	.928	9.957	(3.725)	.970
Total from investment operations	2.348	12.701	(1.128)	2.184
Distributions from net investment income	(.728)	(3.022)C	(2.398)	(.922)
Distributions from net realized gain	–	(3.040)C	(1.444)	(.415)
Tax return of capital	–	(.209)	–	(1.047)
Total distributions	(.728)	(6.271)	(3.842)	(2.384)
Net asset value, end of period	$102.88	$101.26	$94.83	$99.80
Total ReturnD,E	2.37%	13.57%	(1.13)%	2.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%H	.01%	.01%	.01%H
Expenses net of fee waivers, if any	.01%H	.01%	.01%	.01%H
Expenses net of all reductions	.01%H	.01%	.01%	.01%H
Net investment income (loss)	2.83%H	2.72%	2.66%	2.17%H
Supplemental Data
Net assets, end of period (000 omitted)	$458,454	$310,543	$172,196	$106,300
Portfolio turnover rateI	52%H	84%	85%	85%H

 A For the period June 13, 2017 (commencement of operations) to December 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2020

1. Organization.

Fidelity International Credit Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, tax return of capital distribution, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,983,776
Gross unrealized depreciation	(13,725,437)
Net unrealized appreciation (depreciation)	$(7,741,663)
Tax cost	$468,072,212

The Fund elected to defer to its next fiscal year approximately $526,362 of capital losses recognized during the period November 1, 2019 to December 31, 2019.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$2,683,099	$(79,184)
Swaps	241,416	238,074
Total Credit Risk	2,924,515	158,890
Foreign Exchange Risk
Forward Foreign Currency Contracts	3,719,844	1,373,033
Interest Rate Risk
Futures Contracts	6,092,709	1,300,206
Swaps	820,204	155,989
Total Interest Rate Risk	6,912,913	1,456,195
Totals	$13,557,272	$2,988,118

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Credit Central Fund	220,545,922	76,716,657

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $224.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period-B January 1, 2020 to June 30, 2020
Actual	.0061%	$1,000.00	$1,023.70	$.03
Hypothetical-C		$1,000.00	$1,024.83	$.03

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ICF-SANN-0820
1.9882754.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 20, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 20, 2020